Annual Fund Operating Expenses - First Trust Multi Income Allocation Portfolio	May 03, 2021
I
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.92%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	2.04%
Fee Waiver and Expense Reimbursement	0.94%	[1],[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.10%
II
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.89%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.76%
Fee Waiver and Expense Reimbursement	0.91%	[1],[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.85%

[1]	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and the Fund’s investment advisor, the Fund’s investment advisor will waive management fees in the amount of 0.37% of the Fund’s average daily net assets until May 1, 2022. The agreement may be terminated by the Trust’s Board of Trustees on behalf of the Fund at any time and by the Fund’s investment advisor only after May 1, 2022 upon 60 days’ written notice.
[2]	The Fund’s investment advisor has agreed to waive fees and/or pay the Fund’s expenses to the extent necessary to prevent the operating expenses of the Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) from exceeding 1.20% and 0.95%, respectively, of the Fund’s average daily net assets per year at least until May 1, 2022. Expenses borne by the Fund’s investment advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Class I share or Class II share expenses (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund’s investment advisor only after May 1, 2022 upon 60 days’ written notice.